Fair Value of Assets and Liabilities - Amounts Recognised in the Statement of Profit or Loss (Detail) - Level 3 [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Assets
Financial assets, amounts recognized in income statement	€ 45	€ (273)
Financial liabilities
Financial liabilities, amounts recognized in income statement	(58)	€ (67)
- Assets mandatorily at fair value through profit or loss [member]
Financial Assets
Financial assets, amounts recognized in income statement	10
Financial assets at fair value through other comprehensive income, category [member]
Financial Assets
Financial assets, amounts recognized in income statement	€ 1